Share repurchase programs (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 05, 2023	Feb. 13, 2023	Feb. 14, 2022	Feb. 10, 2021	Dec. 02, 2019
Equity [Abstract]
Number of shares authorized to be repurchased (up to) (in shares)				3,500,000	3,000,000	2,000,000	2,000,000	3,500,000
Repurchased and retired during period (in shares)	3,133,717
Acquired number of shares (in shares)	3,133,717	102,000	534,828
Average cost per share (in dollars per share)	$ 28.27	$ 38.21	$ 36.93
Total cost	$ 88,590,240	$ 3,897,268	$ 19,753,336